Intangible Assets (Details - Amortization expense)	Dec. 31, 2023 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2024	$ 59,745
2025	59,745
2026	58,541
2027	19,041
2028	$ 9,985